Consolidated Statement of Income (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 16,773	€ 17,954	€ 25,208
of which: based on Effective Interest Rate Method		€ 13,400	€ 14,100	€ 18,000

[1]	Interest and similar income included € 13.4 billion, € 14.1 billion and € 18.0 billion for the year ended December 31, 2021, 2020 and 2019, respectively, calculated based on effective interest method.